Document And Entity Information	May 09, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2025
Entity Registrant Name	ContextLogic Inc.
Entity Central Index Key	0001822250
Entity Emerging Growth Company	false
Entity File Number	001-39775
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	2648 International Blvd., Ste 115
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	(415)
Local Phone Number	965-8476
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class Common Stock0.0001 Par Value Member
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	LOGC
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ